Accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2014	September 30, 2015
Compensation and benefits	$1,385,013	$2,674,795
Consulting and professional fees	1,327,942	440,089
Research and development	247,448	2,672,691
Other	202,751	297,504

	$3,163,154	$6,085,079

Accrued expenses consist of the following:

	December 31, 2013	December 31, 2014
Compensation and benefits	$138,761	$1,385,013
Consulting and professional fees	518,485	1,327,942
Research and development	799,585	247,448
Other	35,666	202,751

	$1,492,497	$3,163,154